FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments	The interest rate swaps are not designated as hedges and are summarized as at December 31, 2020 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
11,318	March 2014	March 2021	1.6998%
11,661	June 2014	June 2021	1.7995%
12,004	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
584,983

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2020 and 2019 are as follows:

	2020		2019
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	174,721	174,721	174,223	174,223
Restricted cash	14,928	14,928	3,153	3,153
Marketable securities	2,639	2,639	3,642	3,642
Marketable securities pledged to creditors	5,835	5,835	7,323	7,323
Derivative instruments receivable	—	—	148	148
Liabilities:
Floating rate debt	2,089,930	2,089,930	1,553,928	1,553,928
Fixed rate debt	66,251	65,348	147,413	146,225
Derivative instruments payable	19,261	19,261	4,264	4,264

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis	The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2020 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	174,721	174,721	—	—
Restricted cash	14,928	14,928	—	—
Marketable securities	2,639	2,639	—	—
Marketable securities pledged to creditors	5,835	5,835	—	—
Liabilities:
Floating rate debt	2,089,930	—	2,089,930	—
Fixed rate debt	65,348	—	6,251	59,097
Derivative instruments payable	19,261	—	19,261	—

(in thousands of $)	2019 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	174,223	174,223	—	—
Restricted cash	3,153	3,153	—	—
Marketable securities	3,642	3,642	—	—
Marketable securities pledged to creditors	7,323	7,323	—	—
Derivative instruments receivable	148	—	148	—
Liabilities:
Floating rate debt	1,553,928	—	1,553,928	—
Fixed rate debt	146,225	—	7,329	138,896
Derivative instruments payable	4,264	—	4,264	—